Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2018		December 31, 2017
Cash and bank balances	Ps.	31,768	Ps.	73,774
Cash equivalents (see Note 3.5)		30,279		23,170

	Ps.	62,047	Ps.	96,944